Loans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans net of deferred origination fees, costs and unearned income	$ 6,700,000	$ 6,800,000
Overdrawn deposit account reclassified to loans	3,000,000	3,600,000
Partial charge-offs on impaired loans	105,100,000	103,800,000
Allowance for loans individually evaluated for impairment	8,276,000	15,935,000
Recorded investment, related to loans	28,800,000	52,700,000
Average balance of financing receivable, individually evaluated for impairment	164,200,000	214,000,000	210,400,000
Recognized net reversal to interest income			1,300,000
Loans 90 days past due and still accruing	3,030,000	3,561,000
TDRs included in nonaccrual loan totals	84,700,000	100,400,000
Nonaccrual TDRs considered current	52,600,000	79,900,000
TDRs included in accruing loan totals	29,900,000	28,700,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	5,000,000	4,000,000
Specific reserves related to troubled debt restructuring	5,600,000	9,100,000
Additional specific reserves related to troubled debt restructuring	2,300,000
Modified substandard commercial loans, total recorded investment	800,000
Modified substandard consumer loans total recorded investment	26,500,000
Troubled debt restructuring consumer discharged in bankruptcy not reaffirmed	12,500,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	6,500,000	29,900,000
Recorded investment modified as TDRs	8,879,000	32,462,000
Other real estate owned	35,700,000	42,300,000
Park National Bank
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income			948,000
Vision Bank
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income			2,200,000
With no related allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	96,900,000	83,700,000
With an allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	8,200,000	20,100,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	888,000	893,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	39,400,000	53,000,000
New loan made to related party	4,400,000	4,900,000
Repayment of loans due from related party	13,600,000	5,500,000
Executive officers and directors | Vision Bank
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party		4,400,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Aggregate amount of loans modified during period	606,000	3,500,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Aggregate amount of loans modified during period	$ 8,300,000	$ 29,000,000